UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Matthews International Capital Management, LLC
Address:  Four Embarcadero Center, Suite 550
          San Francisco, CA  94111

Form 13F File Number: 28-10629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Manoj K. Pombra
Title: Chief Compliance Officer
Phone: 415/955-8122

Signature, Place, and Date of Signing:

/s/ Manoj K. Pombra            San Francisco, CA                    8/11/10
-------------------     ---------------------------------      -----------------
   [Signature]                   [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
                                  ----------------------------------------------

Form 13F Information Table Entry Total:  25
                                       -----------------------------------------

Form 13F Information Table Value Total:  $1,133
                                       -----------------------------------------
                                                     (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

Column 1               Column 2          Column 3   Column 4        Column 5        Column 6   Column 7          Column 8
--------------         --------------    --------  ---------  -------------------  ----------  --------  ---------------------------
                                                     VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS      CUSIP   (X$1,000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS     SOLE       SHARED   NONE
--------------         --------------      -----   ---------  -------  ---   ----  ----------  --------  ----------    ------   ----
AIRMEDIA GROUP INC     SPONSORED ADR     009411109    2,704    861,172 SH                      Sole        861,172
BAIDU INC              SPON ADR REP A    056752108   95,332  1,400,300 SH                      Sole      1,400,300
CHINA LIFE INS CO
  LTD                  SPON ADR REP H    16939P106    8,887    136,300 SH                      Sole        136,300
CHINA MOBILE LIMITED   SPONSORED ADR     16941M109  204,596  4,140,780 SH                      Sole      4,140,780
CHINA PETE & CHEM
  CORP                 SPON ADR H SHS    16941R108      261      3,240 SH                      Sole          3,240
CHUNGHWA TELECOM CO
  LTD                  SPON ADR NEW10    17133Q106   56,939  2,891,785 SH                      Sole      2,891,785
CNOOC LTD              SPONSORED ADR     126132109      281      1,650 SH                      Sole          1,650
COGNIZANT TECHNOLOGY
  SOLUTIO              CL A              192446102    2,528     50,500 SH                      Sole         50,500
CTRIP COM INTL LTD     AMERICAN DEP SHS  22943F100  147,871  3,936,927 SH                      Sole      3,936,927
HDFC BANK LTD          ADR REPS 3 SHS    40415F101   27,354    191,327 SH                      Sole        191,327
HSBC HLDGS PLC         SPON ADR NEW      404280406   89,668  1,966,828 SH                      Sole      1,966,828
ICICI BK LTD           ADR               45104G104    6,443    178,283 SH                      Sole        178,283
INFOSYS TECHNOLOGIES
  LTD                  SPONSORED ADR     456788108   25,934    432,890 SH                      Sole        432,890
KB FINANCIAL GROUP
  INC                  SPONSORED ADR     48241A105    1,476     38,953 SH                      Sole         38,953
LG DISPLAY CO LTD      SPONS ADR REP     50186V102    4,508    280,000 SH                      Sole        108,482
LONGTOP FINL
  TECHNOLOGIES LT      ADR               54318P108    3,515    108,482 SH                      Sole        280,000
MINDRAY MEDICAL INTL
  LTD                  SPON ADR          602675100   84,925  2,702,904 SH                      Sole      2,702,904
MITSUBISHI UFJ FINL
  GROUP IN             SPONSORED ADR     606822104    1,579    346,200 SH                      Sole        346,200
NETEASE COM INC        SPONSORED ADR     64110W102   70,834  2,233,800 SH                      Sole      2,233,800
NEW ORIENTAL ED &
  TECH GRP I           SPON ADR          647581107  101,267  1,086,675 SH                      Sole      1,086,675
POSCO                  SPONSORED ADR     693483109    3,565     37,800 SH                      Sole         37,800
P T TELEKOMUNIKASI
  INDONESIA            SPONSORED ADR     715684106   71,677  2,093,982 SH                      Sole      2,093,982
SINA CORP              ORD               G81477104   27,956    792,850 SH                      Sole        792,850
SK TELECOM LTD         SPONSORED ADR     78440P108   47,439  3,220,541 SH                      Sole      3,220,541
TAIWAN SEMICONDUCTOR
  MFG LTD              SPONSORED ADR     874039100   45,601  4,672,219 SH                      Sole      4,672,219